PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2018	2019
	RMB	RMB
Office buildings	287,208	285,867
Furniture	49,374	53,223
Office equipment	481,034	474,839
Leasehold improvements	184,687	242,122
Total property and equipment	1,002,303	1,056,051
Less: accumulated depreciation	376,235	479,418
Property and equipment, net	626,068	576,633

Schedule of Depreciation Expense

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	85,059	127,850	150,188
Selling and marketing expenses	5,313	11,211	19,303
General and administrative expenses	8,064	16,511	22,314
Research and development expenses	1,461	1,335	733
Total	99,897	156,907	192,538